Significant Accounting Policies - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended			12 Months Ended		1 Months Ended	9 Months Ended			9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2008	Dec. 31, 2011	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Jun. 30, 2013 Successor [Member]	Nov. 16, 2012 Successor [Member]	Sep. 30, 2012 Predecessor [Member]	Nov. 16, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Jun. 30, 2012 Predecessor [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Deferred revenue recognition, declining balance method period	12 years	12 years
Amortization percentage on subscriber contract costs	150.00%	150.00%
Amortization duration of declining balance method							12 years	12 years			12 years	12 years
Intangible asset, amortization period		10 years
Cash				$ 2,507,000			$ 8,090,000	$ 111,733,000					$ 3,680,000
Allowance for doubtful accounts	2,560,000	2,301,000		1,903,000			2,301,000	2,560,000	2,625,000	3,649,000	2,675,000	3,649,000	1,903,000	1,484,000	2,375,000
Estimated useful life of intangible assets					5 years	10 years
wrote off unamortized deferred financing cost		3,451,000
Deferred financing cost, net		57,322,000		4,189,000
Deferred financing cost, accumulated amortization		1,032,000		16,445,000
Amortization expenses included in interest expense							1,032,000	6,430,000			5,590,000	6,619,000	7,709,000	5,632,000
Accrued expenses and other current liabilities		1,418,000					38,232,000	61,220,000					8,354,000
Other long-term obligations				11,515,000			2,257,000	11,562,000					19,384,000
Advertising expenses incurred							1,686,000					8,204,000	8,505,000	3,834,000
Proceeds from sale of contracts			118,136,000
Interest income net							4,000	1,087,000			54,000	61,000	64,000	59,000
Unused letters of credit		$ 2,168,000